LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
LOSS PER SHARE

28. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2016
	RMB	RMB	RMB	US$
				(Note 3)

Numerator:

Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(86,622,470)	(304,828,354)	(593,781,589)	(85,522,338)

Accretion on redeemable noncontrolling interest	(21,076,744)	(79,805,706)	(82,890,188)	(11,938,670)

Net loss attributable to ordinary shareholders	(107,699,214)	(384,634,060)	(676,671,777)	(97,461,008)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	23,164,695	23,235,848	23,874,102	23,874,102

Loss per share

- Basic and diluted	(4.65)	(16.55)	(28.34)	(4.08)

The Company had 4,570,491, 18,656,564 and 22,914,046 stock options, warrants and nonvested shares outstanding as of December 31, 2014, 2015 and 2016, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.